Fair Value Measurements (Details) - Schedule Of The Derivative Liabilities Measured at Fair Value - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair value, beginning	$ 1,231
Fair value, ending	1,518	$ 1,231
Level 3 [Member]
Fair Value Disclosures [Abstract]
Fair value, beginning	1,231	35,700	$ 35,400
Private Warrant liability acquired as part of the Business Combination		2,545
Re-measurement of fair value			300
Forfeiture of Private Warrants	(225)	1,696
Change in fair value measurement	512	(38,710)
Fair value, ending	$ 1,518	$ 1,231	$ 35,700